FAIR VALUE OF FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value Hierarchy of Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Liabilities:
Long-term debt, including current portion	$ 16,959	$ 14,849
Carrying Value
Liabilities:
Long-term debt, including current portion	17,055	14,986
Total liabilities	17,062	14,988
Carrying Value | Cash Flow Hedging
Liabilities:
Cash flow hedges, including current portion	7	2
Fair Value
Liabilities:
Long-term debt, including current portion	16,959	14,849
Total liabilities	16,966	14,851
Fair Value | Level 1
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Level 2
Liabilities:
Long-term debt, including current portion	16,959	14,849
Total liabilities	16,966	14,851
Fair Value | Level 3
Liabilities:
Long-term debt, including current portion	0	0
Total liabilities	0	0
Fair Value | Cash Flow Hedging
Liabilities:
Cash flow hedges, including current portion	7	2
Fair Value | Cash Flow Hedging | Level 1
Liabilities:
Cash flow hedges, including current portion	0	0
Fair Value | Cash Flow Hedging | Level 2
Liabilities:
Cash flow hedges, including current portion	7	2
Fair Value | Cash Flow Hedging | Level 3
Liabilities:
Cash flow hedges, including current portion	$ 0	$ 0